SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	7 Months Ended	12 Months Ended	19 Months Ended
	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2013
Notes to Financial Statements
NET PROFIT (LOSS)	$ 28,336	$ (38,238)	$ (9,902)
Working capital deficit		$ 165,916